Long-term debt	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Long-term debt
13.	Long-term debt
This note provides information about the contractual terms of the Group’s interest-bearing long-term debt, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign exchange currency and liquidity, see note 25.

	As at	As at
	December 31, 2021	December 31, 2020
Non-current liabilities
Unsecured revolving facilities	239,406	123,666
Unsecured term loan	-	321,852
Unsecured debenture	157,743	156,479
Unsecured senior notes	778,613	150,000
Conditional sales contracts	68,746	77,550
	1,244,508	829,547

Current liabilities
Current portion of unsecured revolving facilities	-	7,461
Current portion of unsecured term loan	324,444	-
Current portion of conditional sales contracts	39,142	35,536
	363,586	42,997
Terms and conditions of outstanding long-term debt are as follows:

					2021		2020
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	BA + 1.25%	2025	130,000	101,061	41,700	32,279
Unsecured revolving facility	a	CAD	BA + 1.25%	2025	21,279	16,646	-	-
Unsecured revolving facility	a	USD	Libor + 1.25%	2025	120,000	118,634	92,634	91,387
Unsecured revolving facility	a	USD	Libor + 1.25%	2025	3,100	3,065	7,461	7,461
Unsecured term loan	a	CAD	BA + 1.45%	2022	410,000	324,444	410,000	321,852
Unsecured debenture	b	CAD	3.32% - 4.22%	2024	200,000	157,743	200,000	156,479
Unsecured senior notes	c	USD	2.89% - 3.85%	2026-2033	180,000	179,658	150,000	150,000
Unsecured senior notes	c	USD	3.15% - 3.50%	2029-2036	500,000	499,049	-	-
Unsecured senior notes	c	USD	2.87% - 3.34%	2029-2033	100,000	99,906	-	-
Conditional sales contracts	d	Mainly CAD	1.45% - 4.72%	2022-2024	136,338	107,888	143,796	113,086

						1,608,094		872,544

The table below summarizes changes to the long-term debt:

	Note	2021	2020
Balance at beginning of year		872,544	1,343,307
Proceeds from long-term debt		661,039	33,175
Business combinations	5	3,484	5,365
Repayment of long-term debt		(43,868)	(191,221)
Net increase (decrease) in revolving facilities		118,859	(326,201)
Accretion of deferred financing fees		1,296	1,214
Effect of movements in exchange rates		(23,154)	4,588
Effect of movements in exchange rates - OCI hedge		17,894	2,317
Balance at end of year		1,608,094	872,544

a)	Unsecured revolving credit facility and term loans
On August 16, 2021, the Group extended its revolving credit facility until August 16, 2025. Under the new extension, CAD availability is increased by CAD $10 million and USD availability increased by USD $50 million. Based on certain ratios, the interest rate will be the sum of the banker’s acceptance rate, or Libor rate on US$ denominated debt, plus an applicable margin, which can vary between
113 basis points and 175 basis points. The applicable margin on the credit facility is currently 1.25
%. The Group is subject to certain covenants regarding the maintenance of financial ratios and was in compliance with these covenants at year-end (see note 25(f)). Deferred financing fees of $
1.7 million were recognized on the increase.
The revolving credit facility is unsecured and can be extended annually. The total available amount under this revolving facility is CAD $
1,260
 million. The agreement provides an additional $
198.9 million of credit availability (CAD $245 million and USD $5 million). The additional credit is available under certain conditions under the Group’s syndicated revolving credit agreement. Based on certain ratios, the interest rate will vary between banker’s acceptance rate (or Libor rate on USD denominated debt) plus applicable margin, which can vary between 120 basis points and 200 basis points. As of December 31, 2021, the credit facility’s interest rate on CAD denominated debt was 1.70% (2020 – 2.90%) and on USD denominated debt was 1.35% (2020 – 1.60%). The Group is subject to certain covenants regarding the maintenance of financial ratios and was in compliance with these covenants at year-end
(see note 25(f)).
The remaining second tranche of term loan of CAD $410 million is unsecured and is due in June 2022. Early repayment, in part or whole, is permitted, without penalty, and will permanently reduce the amount borrowed. The terms and conditions of this unsecured term loan are the same as the unsecured revolving credit facility and are subject to the same covenants. As of December 31, 2021, the term loan’s interest rate was 1.90% (2020 – 1.90% on the second tranche).
On December 18, 2020, the Group repaid, without penalty, the first tranche of CAD $200 million of its term loan which was due in June 2021.

b)	Unsecured debenture
The unsecured debenture is maturing in December 2024 and is carrying an interest rate between 3.32% and 4.22% (2020 – 3.32% to 4.22%) depending on certain ratios. As of December 31, 2021, the debenture’s effective rate was 3.57% (2020 – 3.57%). The debenture may be repaid, without penalty, after December 20, 2022, subject to the approval of the Group’s syndicate of bank lenders.

c )	Unsecured senior notes
This loan takes the form of senior notes each carrying an interest rate of 3.85% and with a December 2026 maturity date. These notes may be prepaid at any time prior to maturity date, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount.

On January 13, 2021, the Group received $500 million in proceeds from the issuance of a new debt taking the form of unsecured senior notes consisting of four tranches maturing between January 2029 and January 2036 and bearing fixed interest between 3.15% and 3.50%. These notes may be prepaid at any time prior to maturity dates, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount. The Group is subject to certain covenants regarding the maintenance of financial ratios and was in compliance with these covenants at year-end
(see note 25(f)). Deferred financing fees of $1.4 million were recognized on the increase.
On July 2, 2021, the Group received $100 million in proceeds from the issuance of a new debt taking the form of unsecured senior notes consisting of two tranches maturing on July 2, 2029, and July 2, 2033, bearing fixed interest of 2.87% and 3.34%. These notes may be prepaid at any time prior to maturity dates, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount. The Group is subject to certain covenants regarding the maintenance of financial ratios and was in compliance with these covenants at year-end
(see note 25(f)).
On July 14, 2021, the Group received $30 million in proceeds from the issuance of a new debt taking the form of unsecured senior notes consisting of two tranches maturing on July 14, 2029, and July 14, 2033, bearing fixed interest of 2.89% and 3.37%. These notes may be prepaid at any time prior to maturity dates, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount. The Group is subject to certain covenants regarding the maintenance of financial ratios and was in compliance with these covenants at year-end
(see note 25(f)).

d )	Conditional sales contracts
Conditional sales contracts are secured by rolling stock having a carrying value of $144.5 million (December 31, 2020 - $140.7 million,) (see note 8).
e )	Principal installments of other long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	-	242,283	-	242,283
Unsecured term loan	324,444	-	-	324,444
Unsecured debenture	-	158,265	-	158,265
Unsecured senior notes	-	-	780,000	780,000
Conditional sales contracts	39,142	68,746	-	107,888
	363,586	469,294	780,000	1,612,880